Employee Benefits - Summary of Expected Future Contribution and Estimated Future Benefit Payments (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2019 INR (₨)
Disclosure of defined benefit plans [abstract]
Expected contribution to the fund during the year ending March 31, 2020	₨ 1,331
Expected benefit payments from the fund for the year ending March 31, 2020	1,686
Expected benefit payments from the fund for the year ending March 31, 2021	1,203
Expected benefit payments from the fund for the year ending March 31, 2022	1,171
Expected benefit payments from the fund for the year ending March 31, 2023	1,150
Expected benefit payments from the fund for the year ending March 31, 2024	1,133
Thereafter	7,552
Total	₨ 13,895